NYSE Euronext

Received SEC
MAY 16 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

11007483

CERTNYS
001-34750

May 16, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NOBAO RENEWABLE ENERGY HOLDINGS LIMITED., American Depositary Shares, each representing three Ordinary Shares and Ordinary Shares, par value US$0.0001 per Ordinary Share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American depositary shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 11, 2011. Tentative listing date – May 27, 2011.

Sincerely,